Taxes - Summary of Calculation of Tax Rates (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate	20.00%	15.00%
Financial institutions [member] | Bottom of range [member]
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate	15.00%
Financial institutions [member] | Top of range [member]
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate	20.00%
Other companies [member]
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate	9.00%